Intangible Assets other than Goodwill (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 AUD ($)
Software | ERP system and others
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 81	₩ 432
Remaining amortisation period of intangible assets material to entity	2 months ~ 4 months	1 years and 2 months ~ 1 years and 4 months
Software | Electricity sales information system
Disclosure of intangible assets material to entity [Line Items]
Carrying value		₩ 4,824
Remaining amortisation period of intangible assets material to entity		3 years
Copyrights, patents rights and other industrial rights | Smart technology verification and standard design project conducting right
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 4,936	₩ 6,787
Remaining amortisation period of intangible assets material to entity	1 years and 9 months	2 years and 9 months
Copyrights, patents rights and other industrial rights | Contributions to ARP NRC DC
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 29,219	₩ 34,755
Remaining amortisation period of intangible assets material to entity	7 years	8 years
Mining rights | Mining right of Bylong mine
Disclosure of intangible assets material to entity [Line Items]
Carrying value | $			$ 0	$ 0
Remaining amortisation period of intangible assets material to entity	The carrying amount of mining right does not exist, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.	The carrying amount of mining right does not exist, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. recognized impairment losses in full during the year ended December 31, 2019.
Development expenditures | Electricity sales information system
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 8,229	₩ 15,283
Remaining amortisation period of intangible assets material to entity	1 years and 2 months	2 years and 3 months
Usage rights of donated assets and other | Dangjin power plant load facility usage right
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 1,574	₩ 7,870
Remaining amortisation period of intangible assets material to entity	3 months	1 years 3 months
Usage rights of donated assets and other | Right of use electricity and gas supply facility (Community district of Songdo)
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 10,016
Remaining amortisation period of intangible assets material to entity	9 years and 6 months
Usage rights of donated assets and other | Sejong Haengbogdosi sharing charge
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 26,847	₩ 31,385
Remaining amortisation period of intangible assets material to entity	5 years and 11 months	6 years and 11 months
Others | Occupancy and use of public waters
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 87,035	₩ 92,446
Remaining amortisation period of intangible assets material to entity	16 years 1 months	17 years 1 months
Others | Greenhouse gas emissions rights
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 61,373
Remaining amortisation period of intangible assets material to entity	-
Others | Business rights
Disclosure of intangible assets material to entity [Line Items]
Carrying value	₩ 166,207	₩ 171,955
Remaining amortisation period of intangible assets material to entity	28 years 11 months	29 years 11 months